38. CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Contingencies
CONTINGENCIES

38.1. Actions brought against the Company

38.1.1 Distribution of energy segment

38.1.1.1 Legal action brought by “Consumidores Financieros Asociación civil para su defensa”.

Purpose:

1) Reimbursement of the Value Added Tax (VAT) percentage paid alleged on the illegally “widened” taxable basis due to the incorporation of the FNEE. Distribution companies, the defendants, had not paid this tax when CAMMESA invoiced them the electricity purchased for distribution purposes.

2) Reimbursement of part of the administrative surcharge on “second due date”, in those cases in which payment was made within the time period authorized for such second deadline (14 days) but without distinguishing the effective day of payment.

3) Application of the “borrowing rate” in case of customer delay in complying with payment obligation, in accordance with the provisions of Law No. 26,361.

Amount: undetermined

Procedural stage of the proceedings: On April 22, 2010, Edenor answered the complaint and filed a motion to dismiss for lack of standing (“excepción de falta de legitimación”), requesting, at such opportunity, that a summons be served upon the Federal Government, the AFIP and the ENRE as third-party defendants. Notice of this was served upon the plaintiff. Although the plaintiff’s opposition to the requested summons had not yet been resolved, the proceedings were brought to trial, in response to which Edenor S.A. filed a motion for reversal with a supplementary appeal. The Court hearing the case granted the motion filed by Edenor S.A. and ordered that the Federal Government, the AFIP and the ENRE be summoned as third-party defendants, which has already taken place. These proceedings have been joined to those mentioned below. Without prejudice thereto, in the framework of the record of the proceedings, the case has been brought to trial.

Conclusion: no provision has been recorded for these claims in these financial statements as Edenor believes, based on both that which has been previously mentioned and the opinion of its legal advisors, that there exist solid arguments for them to be considered unfounded. It is estimated that the proceedings will not be terminated in 2018.

38.1.1.2 Legal action brought by ASOCIACIÓN DE DEFENSA DE DERECHOS DE USUARIOS Y CONSUMIDORES – ADDUC

Purpose: that Court be ordered to reduce or mitigate the default or late payment interest rates charged to customers who pay their bills after the first due date, inasmuch as they violate section 31 of Law 24,240, ordering both the non application of pacts or accords that stipulate the interest rates that are being applied to the users of electricity –their unconstitutional nature– as well as the reimbursement of interest amounts illegally collected from the customers of the service from August 15, 2008 through the date on which the defendant complies with the order to reduce interest. It is also requested that the VAT and any other taxes charged on the portion of the surcharge illegally collected be reimbursed.

Amount: undetermined

Procedural stage of the proceedings: On November 11, 2011, Edenor answered the complaint and filed a motion to dismiss for both lack of standing to sue (“excepción de falta de legitimación activa”) and the fact that the claims at issue were being litigated in another lawsuit (“excepción de litispendencia”), currently in process, requesting as well that a summons be served upon the ENRE as a third-party defendant. Notice of these pleadings was served upon the plaintiff. Prior to rendering a decision on the motion to dismiss, the Court ordered that the Court in Contentious and Administrative Federal Matters No. 2 – Clerk’s Office No. 3 provide it with the proceedings “Consumidores Financieros Asociación Civil vs EDESUR and Other defendants, for breach of contract”. On April 8, 2014, the Court in Civil and Commercial Federal Matters No. 9 – Clerk’s Office No. 17 admitted the motion to dismiss due to the fact that the claims at issue were being litigated in another lawsuit (“excepción de litispendencia”), and ordered that the proceedings be sent to Federal Court No. 2 – Clerk’s Office No. 3 to be dealt with thereat, thus joining them to the case entitled “consumidores financieros vs Edesur and other defendants, for breach of contract”. Apart from the fact that the proceedings have been received in the Court that currently hears the case, which continues in process, no significant events have occurred. As indicated in caption a) above, due to the joining of those proceedings to those herein described, these proceedings have been brought to trial.

Conclusion: no provision has been recorded for these claims in these financial statements as Edenor believes, based on both that which has been previously mentioned and the opinion of its legal advisors, that there exist solid arguments for them to be considered unfounded. It is estimated that this legal action will not be terminated in 2018.

38.1.2 Sales tax

The Company maintains interpretative differences with the AFIP and Argentinian provincial tax authorities related to taxes applicable to its oil and gas activity. The Company estimates that the outcome of these differences will not have significant adverse effects on the Company’s financial position or results of operations.

HIDISA and HINISA have filed a note to the Province of Neuquén’s Revenue Department informing that they consider that the electric power generation activity conducted in that province should be covered by the provisions of Section 12 of Act No. 15,336. Pursuant to this Section, revenues resulting from the generation of electric power are exempted from the provincial sales tax.

38.2. Actions submitted by the Company

38.2.1 Claim for the recognition of Gas Plus costs

In September 2015, CAMMESA informed CTLL that, pursuant to SE Resolution No. 529/14, as from the termination of the first automatic renewal of the natural gas supply agreements in force as at that date (January 2016), it would cease recognizing: (i) any other automatic renewal of such contracts, (ii) costs associated with the acquisition of Gas Plus (including the 10% contemplated in the Master Agreement).

Therefore, on September 3, 2015 and January 1, 2016, CTLL declared a force majeure regarding the agreements for the acquisition of natural gas with Pan American Energy LLC Argentina and PEPASA, respectively, which resulted in the suspension of CTLL's obligations under both agreements. Additionally, claims against CAMMESA were filed regarding both agreements.

In the absence of a reply by the ES, on November 13, 2015 CTLL submitted an administrative claim prior to the filing of a complaint to reverse CAMMESA's decision and, subsidiarily, to seek a redress for the damages sustained by CTLL. In view of this situation and after all administrative remedies had been exhausted, on October 7, 2016 the Company filed a complaint against the National Government for the January-March 2016 period.

38.2.2 Income tax

38.2.2.1. Inflation adjustment

HIDISA and HINISA have assessed their income taxes for fiscal years 2012 - 2015 and CTG for the fiscal year 2015, taking into consideration the application of the inflation adjustment mechanisms set forth in Title VI of the Income Tax Act, the update of Property, plant and equipment amortizations (Sections 83, 84 and 89), a cost restatement on account of the disposal of shares and mutual funds quotas (Sections 58, 61 and 89), and the update of intangible assets amortizations (Sections 81.c, 84 and 89, and Section 128 of its regulatory decree), to such effect using the domestic wholesale price index (IPIM) published by the National Institute of Statistics and Censuses, until October 2015 and the index of consumer prices City of Buenos Aires (IPCBA) for the November-December 2015 period, based on the similarity with the parameters put forward in the matter of “Candy S.A.” heard by the National Supreme Court of Justice, which on July 3, 2009 ruled for the application of the inflation adjustment mechanism.

As of December 31, 2017 the Company, HIDISA, HINISA and CTG will hold a provision for the additional income tax liabilities assessable for fiscal years mentioned in case the inflation adjustment had not been deducted. This provision amounts to $ 843 million including compensatory interest and was disclosed in the line “Income tax liability and minimum notional income tax non-current”.

On March 31, 2017, CTG adhered to the tax moratorium set forth by Act No. 27,260 for income taxes corresponding to fiscal year 2015 on account of the application of the above-described inflation adjustment mechanism.

38.2.2.2 Tax refund claim

The Company, HIDISA, HINISA and CPB have filed several tax refund claims in the amount of $ 1,228 million for overpaid income taxes taking into considerations the effects of the inflation adjustment mechanism.

On December 7, 2017, CPB collected the amount claimed for the 2002 period, which amounts to $ 4 million plus interest.

The Company considers it has a high probability of obtaining a favorable final and conclusive ruling.

38.2.3 Minimum national income tax

38.2.3.1 Tax refund claim

The Company and CTLL have filed different petitions for refund against AFIP – DGI for the application of the IGMP corresponding to the fiscal years 2008 and 2009, seeking the refund of $ 25 million, including the recovery of payments recorded and the reversal of the payment made on account of the offsetting of several fiscal credits. As AFIP didn’t answer the claim, the Company and CTLL brought the tax refund claim before a National First Instance Administrative Litigation Court Federal.

On August 25, 2016 CTLL obtained a favorable ruling by the Chamber of Appeals, which upheld the first instance decision sustaining the refund claim; however, the payment has not been received as of the date of these financial statements and the company is filing all applicable claims in this respect.

The Company considers it has a high probability of obtaining a favorable final and conclusive ruling.

38.2.3.2 Declaratory relief

The Company and its subsidiaries filed a petition for declaratory relief pursuant to Section 322 of the Federal Code of Civil and Commercial Procedure against AFIP in order to obtain assurance as to the application of the minimum notional income tax for the fiscal years from 2010 to 2015, based on the decision by the CSJN in “Hermitage” dated on September 15, 2010.

In this established precedent, the Court had declared this tax unconstitutional since it may be considered unreasonable under certain circumstances and since it breaches the tax capacity principle.

Furthermore, the Company and certain subsidiaries have requested the granting of interim injunctive relief so that AFIP may refrain from demanding payment or instituting tax execution proceedings on the tax and for the fiscal year mentioned. The Court seized of in the proceedings decided to reject the precautionary measures.

During November and December, 2015, the Company and EGSSA (currently merged with the Company) received a favorable decision by the first-instance Court and the Chamber of Appeals, respectively, on the declaratory relief claim filed for fiscal period 2010.

During the month of November 2016, EGSSA obtained a favorable first-instance decision on the declaratory relief claim filed for fiscal period 2011.

During December 2016, the Treasury concluded an inspection on Edenor for fiscal year 2014, during which Edenor had applied the criterion established by the “Hermitage” decision in its IGMP.

Taking into consideration the different rulings favorable to the Company and its subsidiaries, and in line with the case law established by the “Hermitage” decision and the Treasury’s position on closing several verifications for periods where taxpayers do not have any taxable income (before the calculation of tax losses), in which the Treasury has waived its claims for these debts based on the unfavorable case law and in line with the criterion established by the Court, the Company has decided to derecognize the liabilities it had previously disclosed for the IGMP it should have assessed if the provisions of the Hermitage decision had not applied.

On March 31, 2017, CTLL and EASA adhered to the tax moratorium set forth by Act No. 27,260 regarding claims for the 2011 period in the case of EASA, and the 2012, 2014 and 2015 periods in the case of CTLL.

As of December 31, 2017, and due to the uncertainty on whether it may obtain a favorable decision, the Company keeps a $ 97 million in the line “Income tax liability and minimum notional income tax non-current” for the fiscal periods in which no tax losses have been evidenced. As of December 31, 2016 the minimum notional income tax provision amounted to $ 97 million, including compensatory interest.

38.2.4 Distribution Segment

Legal action brought by Edenor (“Edenor S.A. VS FEDERAL GOVERNMENT – MINISTRY OF FEDERAL PLANNING / PROCEEDING FOR THE DETERMINATION OF A CLAIM AND MOTION TO LITIGATE IN FORMA PAUPERIS”)

On June 28, 2013, Edenor instituted these proceedings for the recognizance of a claim and the related leave to proceed in forma pauperis, both pending in the Federal Court of Original Jurisdiction in Contentious and Administrative Federal Matters No. 11 – Clerk’s Office No. 22.

Purpose of the main proceedings: To sue for breach of contract due to the Federal Government’s failure to perform in accordance with the terms of the “Agreement on the Renegotiation of the Concession Agreement” (“Acta Acuerdo de Renegociación del Contrato de Concesion” – the Adjustment Agreement) entered into with Edenor in 2006, and for damages caused as a result of such breach.

Procedural stage of the proceedings: On November 22, 2013, Edenor amended the complaint so as to extend it and claim more damages as a consequence of the Federal Government’s omission to perform the obligations under the aforementioned “Adjustment Agreement”. On February 3, 2015, the Court hearing the case ordered that notice of the complaint be served to be answered within the time limit prescribed by law, which was answered by the Federal Government in due time and in proper manner. Subsequently, Edenor S.A. reported as new event, under the terms of Section 365 of the CPCCN, the issuance by the SEE of Resolution No. 32/15. After notice was served, the Court rejected the treatment thereof as an “event”, holding Edenor liable for costs. Edenor filed an appeal, which was admitted “with a postponed effect” (i.e. the Appellate Court will grant or reject the appeal when deciding on the granting or rejection of the appeal against final judgment). On October 16, 2015, the Attorney General’s Office requested to borrow the records for a term of 20 days, which were returned on December 1, 2015, in order to control the work done by the state’s attorneys. On December 4, 2015, Edenor requested the suspension of the procedural time-limits under the terms of section 157 of the CPCCN, in accordance with the provisions of SEE Resolution No. 32/15, notice of which has been served upon the defendant. On February 16, 2016, Edenor reiterated the request due to the revocation of SEE Resolution No. 32/15. At the date of issuance of this report, and by “agreement of the parties”, the procedural time-limits continue to be suspended.

Regarding the motion to litigate in forma pauperis that was filed on July 2, 2013, the discovery period has ended and the period for the parties to put forward their arguments on the merits of the evidence produced has begun. At the date of issuance of these financial statements, the procedural time-limits in this incidental motion, as those in the main proceedings, continue to be suspended.

Conclusion: Edenor believes that there exist solid legal arguments to support its claim. It is estimated that this legal action will not be terminated in 2018.